Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	¥ 54,488	¥ 59,795	¥ 13,921
Adjustments for:
Investment income	(154,497)	(139,919)	(125,167)
Net realised and unrealised losses/(gains) on financial assets	(36,483)	(21,082)	37,869
Insurance contracts	419,866	335,971	190,210
Depreciation and amortisation	5,161	4,379	2,638
Foreign exchange losses/(gains)	(119)	67	194
Net gains on investments of associates and joint ventures	(7,666)	(8,011)	(7,745)
Changes in operating assets and liabilities:
Decrease/(increase) in securities at fair value through profit or loss, net	(21,954)	6,858	(9,020)
Financial liabilities at fair value through profit or loss	3,004	1,213	1,114
Receivables and payables	40,592	50,622	48,838
Income tax paid	(3,263)	(8,636)	(9,991)
Interest received - securities at fair value through profit or loss	4,120	3,811	3,527
Dividends received - securities at fair value through profit or loss	775	964	1,164
Net cash inflow/(outflow) from operating activities	304,024	286,032	147,552
CASH FLOWS FROM INVESTING ACTIVITIES
Disposals of debt investments	36,774	112,182	48,942
Maturities of debt investments	198,640	133,519	110,425
Disposals of equity investments	308,406	450,014	278,003
Disposals of property, plant and equipment	57	72	274
Disposals of subsidiaries	2,175	1,432
Purchases of debt investments	(593,917)	(504,292)	(294,238)
Purchases of equity investments	(338,306)	(545,657)	(335,301)
Purchases of property, plant and equipment	(7,467)	(11,415)	(19,546)
Investments in associates and joint ventures	(14,942)	(23,389)	(34,928)
Decrease/(increase) in term deposits, net	(10,947)	24,102	(109,590)
Decrease/(increase) in securities purchased under agreements to resell, net	(3,850)	5,468	26,258
Interest received	126,848	116,846	106,342
Dividends received	29,590	25,169	19,503
Increase in policy loans, net	(25,858)	(32,707)	(34,208)
Cash paid related to other investing activities			(309)
Cash received related to other investing activities		1,141
Net cash inflow/(outflow) from investing activities	(292,797)	(247,515)	(238,373)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(decrease) in securities sold under agreements to repurchase, net	4,912	(73,552)	104,832
Interest paid	(3,779)	(3,072)	(3,990)
Repayment of borrowings	(6,505)	(365)
Dividends paid to equity holders of the Company	(20,834)	(4,916)	(11,690)
Dividends paid to non-controlling interests	(161)	(133)	(149)
Proceeds from issue of bonds		34,988
Cash received from borrowings	6,822	123	727
Payment of principal portion of lease liabilities	(1,478)	(1,348)
Cash paid for redemption of other equity instruments	(9,060)
Capital injected into subsidiaries by non-controlling interests	22,846	12,961	3,560
Cash received related to other financing activities	1,069
Cash paid related to other financing activities	(1,592)	(761)	(327)
Net cash inflow/(outflow) from financing activities	(7,760)	(36,075)	92,963
Foreign exchange gains/(losses) on cash and cash equivalents	(144)	55	81
Net increase in cash and cash equivalents	3,323	2,497	2,223
Cash and cash equivalents, beginning of the year	53,306	50,809	48,586
Cash and cash equivalents, end of the year	56,629	53,306	50,809
Analysis of balances of cash and cash equivalents
Cash at banks and in hand	56,510	52,800	50,792
Short-term bank deposits	¥ 119	¥ 506	¥ 17